Income Taxes (Reconciliation of Unrecognized Benefits) (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Notes to Financial Statements
Beginning balance	$ 145,180,000	¥ 12,050,000,000	¥ 11,816,000,000	¥ 5,623,000,000
Additions due to acquisition				1,917,000,000
Additions for tax positions of current year	145,000	12,000,000	473,000,000	4,350,000,000
Additions for tax positions of prior years	1,783,000	148,000,000	1,573,000,000	1,538,000,000
Reductions for tax positions of prior years	(3,771,000)	(313,000,000)	(519,000,000)	(546,000,000)
Settlements	(2,928,000)	(243,000,000)	(628,000,000)	(721,000,000)
Effect of exchange rate changes	(14,469,000)	(1,201,000,000)	(665,000,000)	(345,000,000)
Ending balance	$ 125,940,000	¥ 10,453,000,000	¥ 12,050,000,000	¥ 11,816,000,000